Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 7. Stockholders’ Equity

Overview

Preferred Stock

The Company’s Certificate of Incorporation, filed on May 12, 2017, and amended and restated on February 16, 2021, authorizes the issuance of preferred stock. The total number of shares which the Company is authorized to issue is 10,000,000, with a par value of $0.00001 per share.

Common Stock

The Company’s Certificate of Incorporation, filed on May 12, 2017, and amended and restated on February 16, 2021, authorizes the issuance of common stock. The total number of shares which the Company is authorized to issue is 100,000,000, with a par value of $0.00001 per share.

During the six months ended June 30, 2021, the Company issued 1,800,000 shares of common stock related to the Company’s IPO in February 2021, for net proceeds totaling $15,783,207, after deducting underwriting discounts and offering expenses.

During the three and six months ended June 30, 2020, the Company issued 85,325 and 128,303 shares of common stock for gross proceeds totaling $425,000 and $1,268,900, respectively. Anthony Mack, the Company’s CEO, and an immediate family member of Mr. Mack purchased 40,450 and 8,393 of these shares of common stock for gross proceeds totaling $400,000 and $83,000, respectively, for the six months ended June 30, 2020.

In addition, during the three and six months ended June 30, 2020, the Company issued 113 and 293 shares of common stock in payment of consulting services and settlement of accounts payable totaling $1,125 and $2,906, respectively.

Warrants

In conjunction with the IPO, the Company granted the underwriters warrants to purchase 90,000 shares of the Company’s common stock at an exercise price of $12.50 per share, which is 125% of initial public offering price. The warrants have a five-year term and are not exercisable prior to August 16, 2021. All of the warrants were outstanding at June 30, 2021 and the fair value allocated to the warrants of $639,000 was accounted for as a component of stockholders’ equity. The fair value of the warrants was estimated using the Black-Scholes option-pricing model and is affected by the Company’s share fair value as well as assumptions regarding a number of complex and subjective variables, including a term of 5 years, expected price volatility of 100%, and a risk-free interest rate of 0.6%.

Reverse Stock Split

On November 19, 2020, the Company filed an amendment to its Articles of Incorporation and effected 1-for-4.944260256 reverse stock split of its issued and outstanding shares of common stock, $0.00001 par value, whereby 15,550,627 outstanding shares of the Company’s common stock were exchanged for 3,145,153 newly issued shares of the Company’s common stock. Under the terms of the reverse stock split, fractional shares issuable to stockholders were rounded to the nearest whole share, with cash paid in lieu of any fractional shares, resulting in a reverse split of 1-for-4.944260256. All per share amounts and number of shares (other than authorized shares) in the financial statements and related notes have been retroactively restated to reflect the reverse stock split resulting in the transfer of $119 from common stock to additional paid in capital at January 1, 2020.

Note 7. Stockholders’ Equity

Overview

Preferred Stock

The Company’s Certificate of Incorporation, filed on May 12, 2017, authorizes the issuance of preferred stock. The total number of shares which the Company is authorized to issue is 1,000,000, each with a par value of $0.00001 per share.

Common Stock

The Company’s Certificate of Incorporation, filed on May 12, 2017, authorizes the issuance of common stock. The total number of shares which the Company is authorized to issue is 20,000,000, each with a par value of $0.00001 per share.

From inception through December 31, 2020, the Company raised funds through private placements at $9.89 per share.

During the year ended December 31, 2020, the Company issued 139,220 shares of common stock for gross proceeds totaling $1,376,900. The Company’s CEO and an immediate family member purchased 40,450 and 8,999 of these shares of common stock for gross proceeds totaling $400,000 and $89,000, respectively.

During the year ended December 31, 2019, the Company issued 63,203 shares of common stock for gross proceeds totaling $625,000. The Company’s CEO purchased 60,674 of these shares of common stock for gross proceeds totaling $600,000.

In addition, during the year ended December 31, 2020, the Company issued 533 shares of common stock in payment of consulting services and settlement of accounts payable for gross proceeds totaling $5,288. The Company issued 46,903 shares of common stock in payment of consulting services and settlement of accounts payable for gross proceeds totaling $463,815 during the year ended December 31, 2019.

Reverse Stock Split

On November 19, 2020, the Company filed an amendment to its Articles of Incorporation and effected 1-for-4.944260256 reverse stock split of its issued and outstanding shares of common stock, $0.00001 par value, whereby 15,550,627 outstanding shares of the Company’s common stock were exchanged for 3,145,153 newly issued shares of the Company’s common stock. Under the terms of the reverse stock split, fractional shares issuable to stockholders were rounded to the nearest whole share, with cash paid in lieu of any fractional shares, resulting in a reverse split of 1-for-4.944260256. All per share amounts and number of shares (other than authorized shares) in the financial statements and related notes have been retroactively restated to reflect the reverse stock split resulting in the transfer of $119 and $113 from common stock to additional paid in capital at January 1, 2020 and 2019, respectively.